Deferred Finance Costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Deferred Finance Costs [Abstract]
Balance	$ 8,057	$ 7,876
Additions	1,973	8,151
Amortization	(652)	(1,277)
Deferred charges written-off	0	(6,693)	$ 0
Amortization	(60)
Deferred finance costs retained by Navios Acquisition	(7,405)
Balance	$ 1,913	$ 8,057	$ 7,876